Taxes (Tables)	6 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2021 and 2020:

	For the Six Months Ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.1%	0.0%
Research and development deduction	(0.3)%	(0.6)%
Change in valuation allowance	2.0%	(0.9)%
Effective tax rate	16.8%	13.5%

Schedule of Components of the Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	For the Six Months Ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	$-	$-
Hong Kong	-	-
China	451,198	269,225
	451,198	269,225
Deferred tax provision (benefit):
Cayman Islands	-	-
Hong Kong	-	-
China	13,879	(19,459)
	13,879	(19,459)
Income tax provision	$465,077	$249,766

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are comprised of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$412,809	$370,184
Less: valuation allowance	(375,777)	(321,125)
Deferred tax assets	$37,032	$49,059

Schedule of Taxes Payable

Taxes payable consist of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Income tax payable	$1,332,471	$850,834
Value added tax payable	4,223,819	3,463,146
Other taxes	132,496	88,645
Total taxes payable	$5,688,786	$4,402,625